Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 20, 2022	Dec. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit (in Dollars)			$ (55,305,000)		$ (62,215,000)	$ (55,178,000)
Business Combinations and Other Purchase of Business Transactions, Policy [Policy Text Block]			90 days
total revenue percentage			1.00%
Performed over the period of the monitoring service			20 years
Recognize (in Dollars)			$ 1,600,000
Weighted average term			1 year 8 months 12 days
Recognized (in Dollars)			$ 700,000	$ 200,000
Effective tax rate					(1.00%)	(4.40%)
Statutory federal income tax rate			21.00%	21.00%	21.00%	21.00%
Percentage of annual revenue					10.00%	10.00%
Accounted of revenue percentage					10.60%	14.00%	10.00%
Accounts receivable (in Dollars)					$ 2,100,000
Accounts receivable (in Dollars)						$ 500,000
Percentage of net Liabilities of Foreign Operations					0.70%	0.20%
Revenue, net					10.00%
Totaled of revenue, net					37.00%
Percentage of total accounts receivable					80.00%	65.00%
Deferred issuance costs (in Dollars)					$ 2,200,000
Product warranties term					10 years
Monitoring service term					20 years
Revenue (in Dollars)					$ 1,100,000
Weighted average term			3 years 8 months 12 days		2 years 8 months 12 days
Advertising expenses (in Dollars)					$ 400,000	$ 100,000
Tax benefits percentage					50.00%
Lease term					1 year
operating lease ROU assets (in Dollars)					$ 1,500,000
lease liabilities (in Dollars)					$ 1,700,000
Product [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Totaled of revenue, net					1.00%	1.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets range			3 years
Warranty period					25 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets range			10 years
Warranty period					20 years
Roth CH Acquisition IV Co. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit (in Dollars)			$ (995,032)		$ (583,950)	$ (405,732)
Offering costs amount (in Dollars)			$ 1,646,673		$ 1,646,673
Number of shares redeemed (in Shares)	9,121,751				9,121,751
Common stock subject to possible redemption (in Shares)			2,378,249		2,378,249	11,500,000
Redemption value per share (in Dollars per share)			$ 10.3		$ 10.23	$ 10.15
Effective tax rate			18.06%	0.00%	182.20%	0.00%
Statutory federal income tax rate		1.00%	21.00%	21.00%	21.00%	21.00%
Warrants exercisable to purchase (in Shares)			5,980,750		5,980,750
Federal depositary insurance coverage (in Dollars)			$ 250,000		$ 250,000
Accounted of revenue percentage					100.00%
Roth CH Acquisition IV Co. [Member] | Common Stock Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares redeemed (in Shares)					9,121,751
Common stock subject to possible redemption (in Shares)			2,378,249		2,378,249
foreign customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, net					73.00%	61.00%
Foreign Operations [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, net					10.00%
Totaled of revenue, net					27.00%
Customer Deposits [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Weighted average term					2 years